Trade and Other Payables	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Trade and other payables
29	Trade and other payables

	As at 31 December
	2016	2017
	RMB’000	RMB’000
Trade payables	2,123,904	1,908,457
Bills payable	5,000	—
Amounts due to related parties	3,044,304	3,731,687

	5,173,208	5,640,144

Staff salaries and welfares payable	37,634	123,959
Taxes payable (exclude income tax payable)	1,538,062	2,655,291
Interest payable	465	864
Dividends payable	20,473	23,686
Construction payable	191,043	425,891
Other liabilities	351,701	339,126

	2,139,378	3,568,817

	7,312,586	9,208,961

As at 31 December 2017 and 2016, all trade and other payables of the Group were non-interest bearing, and their fair value approximated their carrying amounts due to their short maturities.

As at 31 December 2017, amounts due to related parties included the advances from the related parties of RMB 6,407 thousands (31 December 2016: RMB 13,814 thousands).

As at 31 December 2017, the ageing analysis of the trade payables (including bills payable and amounts due to related parties with trading nature) based on invoice date was as follows:

	As at 31 December
	2016	2017
	RMB’000	RMB’000
Within one year	5,151,868	5,568,507
Between one and two years	7,373	58,016
Over two years	13,967	13,621

	5,173,208	5,640,144